NET FEE AND COMMISSION INCOME	12 Months Ended
Dec. 31, 2025
Fee and commission income (expense) [abstract]
NET FEE AND COMMISSION INCOME	4. NET FEE AND COMMISSION INCOME
For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	464	474	542
Insurance, protection and investments	48	48	47
Credit cards	100	92	94
Non-banking and other fees[1]	140	119	121
Total fee and commission income	752	733	804
Total fee and commission expense	(419)	(481)	(501)
Net fee and commission income	333	252	303
1Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.